UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2012

Date of reporting period: 06/30/2012

Item 1. Report to Stockholders.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

August 2012

Dear Fellow Shareholders:

     For the six-month period ended June 30, 2012, U.S. stock market indices were mostly positive. The first quarter of the year showed strong performance. However, as earnings were reported during the second quarter, slowing growth unnerved investors and markets showed some weakness. Concerns regarding worldwide economic growth due to the European debt crisis, slowing emerging market demand, and U.S. unemployment have been overshadowed by easing central bank policies around the world. There continues to be a flow of money out of stock mutual funds and into bond funds as investors seek safety. This has driven performance in fixed income securities, pushing interest rates to near historic lows.

     For the six-month period ended June 30, 2012, technology stocks drove the NASDAQ Composite Index to a 12.66% return while the S&P 500 Index returned 9.49% and the Russell 2000 Index, 8.53%. Nicholas Limited Edition – Class I returned 6.27% during the same period. The Fund’s underperformance in the period is attributed to the biotechnology industry, which had some large stock price moves; however, the Fund generally does not invest in these companies due to the volatile nature of the industry.

     Returns for Nicholas Limited Edition, Inc. – Class I and selected indices are provided in the chart below for the periods ended June 30, 2012.

		Average Annual Total Return
	6 Month	1	Year	3	Year	5	Year	10	Year
Nicholas Limited Edition, Inc. – Class I	6.27%	-1.27%		18.05%		5.22%		8.65%
Nicholas Limited Edition,
Inc. – Class N (linked to Class I)	6.06%	-1.60%		17.71%		4.93%		8.41%
Russell 2000 Growth Index	8.81%	-2.71%		18.09%		1.99%		7.39%
Russell 2000 Index	8.53%	-2.08%		17.80%		0.54%		7.00%
Morningstar Small-Cap Growth
Fund Category	7.67%	-5.09%		17.34%		0.94%		6.70%
Standard and Poor’s 500 Index	9.49%	5.45%		16.40%		0.22%		5.33%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. – Class I	$10,627	$9,873		$16,452		$12,896		$22,931
Ending value of $10,000 invested
in Nicholas Limited Edition,
Inc. – Class N (linked to Class I)	$10,606	$9,840		16,311		12,717		$22,420

The Fund’s expense ratios for the period ended June 30, 2012 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     The performance of the Fund over the long term has been positive relative to its peers and comparative indices. As mentioned earlier, the Fund’s performance for the six-month period ended June 30, 2012 was diminished by the underweighting in biotechnology. Also, the Fund’s stock performance in the consumer discretionary sector was weaker relative to the Russell 2000 Growth Index. The Fund had outperformance in the consumer staples area as well as the industrial and financial sectors.

     Currently, the Fund’s sector weightings include approximately: 22% combined in consumer discretionary and consumer staples, 20% in industrials, 18% in health care, 16% in information technology, 10% in financials, 4% in energy, and 3% in materials.

     Looking forward, we see economic growth slowing around the world as governments are overleveraged and are instituting austerity measures. The balance between maintaining growth policies and cutting spending will be difficult. In this environment, we will continue to focus on companies that we think can grow earnings at a relatively stable rate through all types of economic conditions. We believe it will be important to focus on companies with high quality management teams that can maintain growth, margins, and market share.

Thank you, for your continued support.

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a broad base index of over 3,000 securities, which measures all NASDAQ domestic and international based common type stocks listed on The Nasdaq Stock Market. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/12)

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2012				Years Ended December 31,
	(unaudited)		2011		2010		2009		2008	2007
NET ASSET VALUE,
BEGINNING OF PERIOD	$20.90		$21.85		$17.76		$13.93		$20.07	$19.62
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)	(.02	)(1)	(.04	)(1)	.00	(1)(2)	(.01	) (1)	.03	.01
Net gain (loss) on securities
(realized and unrealized)	1.33		.34		5.63		3.84		(6.11)	2.20
Total from
investment operations	1.31		.30		5.63		3.83		(6.08)	2.21
LESS DISTRIBUTIONS
From net investment income	—		—		—		.00	(2)	(.03)	.00 (2)
From net capital gain	—		(1.25)		(1.54)		—		(.03)	(1.76)
Total distributions	—		(1.25)		(1.54)		.00	(2)	(.06)	(1.76)
NET ASSET VALUE,
END OF PERIOD	$22.21		$20.90		$21.85		$17.76		$13.93	$20.07

TOTAL RETURN	6.27	%(3)	1.33%		31.62%		27.50%		(30.26)%	11.20%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$221.4		$202.8		$182.1		$136.5		$115.3	$167.8
Ratio of expenses to
average net assets	.89	%(4)	.89%		.91%		.97%		.93%	.91%
Ratio of net investment
income (loss) to average
net assets	(.16	)%(4)	(.18)%		(.02)%		(.07)%		.16%	.05%
Portfolio turnover rate	47.04	%(4)	37.64%		40.04%		40.41%		35.64%	26.11%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or 0.00%.
(3) Not annualized.
(4) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2012			Years Ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
NET ASSET VALUE,
BEGINNING OF PERIOD	$20.47		$21.50	$17.54	$13.78	$19.86	$19.51
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	(.06)		(.11)	(.06)	(.04)	.01	(.06)
Net gain (loss) on securities
(realized and unrealized)	1.30		.33	5.56	3.80	(6.05)	2.17
Total from
investment operations	1.24		.22	5.50	3.76	(6.04)	2.11
LESS DISTRIBUTIONS
From net investment income	—		—	—	.00 (2)	(.01)	—
From net capital gain	—		(1.25)	(1.54)	—	(.03)	(1.76)
Total distributions	—		(1.25)	(1.54)	.00 (2)	(.04)	(1.76)
NET ASSET VALUE,
END OF PERIOD	$21.71		$20.47	$21.50	$17.54	$13.78	$19.86

TOTAL RETURN	6.06	%(3)	.98%	31.28%	27.29%	(30.41)%	10.74%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$36.6		$30.8	$22.6	$12.3	$7.7	$3.7
Ratio of expenses to
average net assets	1.24	%(4)	1.24%	1.19%	1.16%	1.12%	1.26%
Ratio of net investment income (loss)
to average net assets	(.51	)%(4)	(.52)%	(.30)%	(.28)%	.07%	(.30)%
Portfolio turnover rate	47.04	%(4)	37.64%	40.04%	40.41%	35.64%	26.11%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or 0.00%.
(3) Not annualized.
(4) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
June 30, 2012 (unaudited)

Percentage
Name	of Net Assets
Ulta Salon, Cosmetics & Fragrance, Inc	1.54%
United Natural Foods, Inc	1.49%
Abaxis, Inc	1.43%
InnerWorkings, Inc	1.42%
MWI Veterinary Supply, Inc	1.39%
Monmouth Real Estate Investment Corporation – Class A	1.39%
Zumiez Inc	1.38%
STERIS Corporation	1.34%
Standard Parking Corporation	1.33%
Cyberonics, Inc	1.31%
Total of top ten	14.02%

Fund Expenses
For the six month period ended June 30, 2012 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2)
ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the
Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	12/31/11	06/30/12	01/01/12 – 06/30/12
Actual	$1,000.00	$1,062.70	$4.55
Hypothetical	1,000.00	1,020.59	4.46
(5% return before expenses)

* Expenses are equal to the Fund’s Class I six-month annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Fund Expenses (continued)
For the six month period ended June 30, 2012 (unaudited)

Class N
	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period**
	12/31/11	06/30/12	01/01/12 – 06/30/12
Actual	$1,000.00	$1,060.60	$6.34
Hypothetical	1,000.00	1,018.85	6.21
(5% return before expenses)

** Expenses are equal to the Class N six-month annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2012 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 92.61%
	Consumer Discretionary – Automobiles & Components — 0.93%
345,000	Modine Manufacturing Company*	$2,390,850
	Consumer Discretionary – Durables & Apparel — 3.85%
145,000	Crocs, Inc.*	2,341,750
240,000	Fifth & Pacific Co. Inc.*	2,575,200
55,000	Tupperware Brands Corporation	3,011,800
95,000	Vera Bradley, Inc.*	2,002,600
		9,931,350
	Consumer Discretionary – Media — 1.12%
50,000	Morningstar, Inc	2,892,000
	Consumer Discretionary – Retailing — 10.36%
105,000	Aaron’s, Inc	2,972,550
170,000	Ascena Retail Group, Inc.*	3,165,400
135,000	Express, Inc.*	2,452,950
55,000	Jos. A. Bank Clothiers, Inc.*	2,335,300
82,500	Monro Muffler Brake, Inc	2,742,300
175,000	Pier 1 Imports, Inc	2,875,250
127,500	Select Comfort Corporation*	2,667,300
42,500	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,968,650
90,000	Zumiez Inc.*	3,564,000
		26,743,700
	Consumer Discretionary – Services — 1.83%
175,000	Caribou Coffee Company, Inc.*	2,259,250
520,000	Wendy’s Company (The)	2,454,400
		4,713,650
	Consumer Staples – Food & Staples Retailing — 2.60%
42,500	PriceSmart, Inc	2,869,175
70,000	United Natural Foods, Inc.*	3,840,200
		6,709,375
	Consumer Staples – Food, Beverage & Tobacco — 1.09%
45,000	TreeHouse Foods, Inc.*	2,803,050
	Consumer Staples – Household & Personal Products — 0.15%
10,000	Elizabeth Arden, Inc.*	388,100
	Energy — 3.92%
45,000	Atwood Oceanics, Inc.*	1,702,800
27,100	CARBO Ceramics Inc	2,079,383
40,500	Dril-Quip, Inc.*	2,656,395
60,000	Rosetta Resources, Inc.*	2,198,400
30,000	SM Energy Company	1,473,300
		10,110,278

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2012 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 92.61% (continued)
	Financials – Banks — 3.67%
120,000	Associated Banc-Corp	$1,582,800
95,000	Community Bank System, Inc	2,576,400
73,394	First Financial Bancorp	1,172,836
120,000	Glacier Bancorp, Inc	1,858,800
45,000	IBERIABANK Corporation	2,270,250
		9,461,086
	Financials – Diversified — 2.18%
180,000	Duff & Phelps Corporation – Class A	2,610,000
100,000	Waddell & Reed Financial, Inc	3,028,000
		5,638,000
	Financials – Insurance — 0.58%
47,500	HCC Insurance Holdings, Inc	1,491,500
	Financials – Real Estate — 3.85%
305,000	Monmouth Real Estate Investment Corporation – Class A	3,574,600
195,000	Sabra Health Care REIT, Inc	3,336,450
363,100	Summit Hotel Properties, Inc	3,039,147
		9,950,197
	Health Care – Equipment & Services — 17.43%
100,000	Abaxis, Inc.*	3,700,000
90,000	ABIOMED, Inc.*	2,053,800
51,000	Computer Programs and Systems, Inc	2,918,220
75,000	Cyberonics, Inc.*	3,370,500
120,000	DexCom, Inc.*	1,555,200
124,400	Insulet Corporation*	2,658,428
130,000	Masimo Corporation*	2,909,400
235,000	Merit Medical Systems, Inc.*	3,245,350
35,000	MWI Veterinary Supply, Inc.*	3,596,950
75,000	NuVasive, Inc.*	1,902,000
100,000	NxStage Medical, Inc.*	1,676,000
195,000	Omnicell, Inc.*	2,854,800
60,000	Sirona Dental Systems, Inc.*	2,700,600
110,000	STERIS Corporation	3,450,700
45,000	Teleflex Incorporated	2,740,950
55,000	Thoratec Corporation*	1,846,900
80,000	Tornier N.V.*	1,793,600
		44,973,398
	Industrials – Capital Goods — 8.59%
60,000	A.O. Smith Corporation	2,933,400
120,000	Beacon Roofing Supply, Inc.*	3,026,400
31,500	Middleby Corporation (The)*	3,137,715
65,000	RBC Bearings Incorporated*	3,074,500

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2012 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 92.61% (continued)
	Industrials – Capital Goods — 8.59% (continued)
47,500	Regal-Beloit Corporation	$2,957,350
60,000	Robbins & Myers, Inc	2,509,200
73,125	Sun Hydraulics Corporation	1,776,206
70,000	Woodward Inc	2,760,800
		22,175,571
	Industrials – Commercial & Professional Services — 8.77%
80,000	Copart, Inc.*	1,895,200
60,000	Exponent, Inc.*	3,169,800
127,500	Healthcare Services Group, Inc	2,470,950
77,000	Heritage-Crystal Clean, Inc.*	1,258,950
80,000	Huron Consulting Group Inc.*	2,532,000
270,000	InnerWorkings, Inc.*	3,653,100
200,000	Mobile Mini, Inc.*	2,880,000
160,000	Standard Parking Corporation*	3,443,200
522,637	Swisher Hygiene, Inc.*	1,322,272
		22,625,472
	Industrials – Transportation — 2.26%
85,000	Hub Group, Inc. – Class A*	3,077,000
130,000	Marten Transport, Ltd	2,763,800
		5,840,800
	Information Technology – Hardware & Equipment — 0.84%
145,000	Finisar Corporation*	2,169,200

	Information Technology – Semiconductors &
	Semiconductor Equipment — 2.15%
145,000	CEVA, Inc.*	2,553,450
55,000	Cirrus Logic Inc.*	1,643,400
320,000	RF Micro Devices, Inc.*	1,360,000
		5,556,850
	Information Technology – Software & Services — 13.13%
100,000	Advent Software, Inc.*	2,711,000
160,000	Bottomline Technologies (de), Inc.*	2,888,000
55,000	Cardtronics, Inc.*	1,661,550
27,500	Concur Technologies, Inc.*	1,872,750
111,700	DealerTrack Holdings, Inc.*	3,363,287
162,300	Echo Global Logistics, Inc.*	3,093,438
25,000	FactSet Research Systems Inc	2,323,500
120,000	Fortinet*	2,786,400
95,000	Heartland Payment Systems, Inc	2,857,600
80,000	Jack Henry & Associates, Inc	2,761,600
37,000	MercadoLibre, Inc	2,804,600
54,500	MICROS Systems, Inc.*	2,790,400

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2012 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 92.61% (continued)
	Information Technology – Software & Services — 13.13% (continued)
45,000	SolarWinds, Inc.*	$1,960,200
		33,874,325
	Materials — 3.31%
58,500	AptarGroup, Inc	2,986,425
110,000	RPM International, Inc	2,992,000
70,000	Sensient Technologies Corporation	2,571,100
		8,549,525
	TOTAL COMMON STOCKS
	(cost $189,406,236)	238,988,277
SHORT SHORT-TERM INVESTMENTS — 6.74%
	Commercial Paper — 6.12%
$600,000	Leggett & Platt, Incorporated 07/02/12, 0.35%	600,000
400,000	Devon Energy Corporation 07/03/12, 0.31%	399,997
650,000	Hitachi Capital America Corp. 07/03/12, 0.45%	649,992
1,575,000	Citigroup Funding Inc. 07/05/12, 0.47%	1,574,938
1,022,000	Integrys Energy Group, Inc. 07/05/12, 0.40%	1,021,966
1,000,000	Weatherford International Ltd. 07/09/12, 0.40%	999,922
1,400,000	Clorox Company (The) 07/10/12, 0.45%	1,399,860
925,000	Bacardi Corporation 07/11/12, 0.45%	924,896
625,000	Integrys Energy Group, Inc. 07/11/12, 0.42%	624,934
1,400,000	Bemis Company, Inc. 07/16/12, 0.40%	1,399,782
1,000,000	Hasbro, Inc. 07/18/12, 0.42%	999,813
1,525,000	Weatherford International Ltd. 07/20/12, 0.45%	1,524,657
750,000	Leggett & Platt, Incorporated 07/24/12, 0.37%	749,831
950,000	Hewlett-Packard Company 07/25/12, 0.45%	949,727
1,275,000	Stanley Black & Decker Inc. 07/26/12, 0.35%	1,274,703
700,000	VW Credit, Inc. 07/26/12, 0.40%	699,813
		15,794,831
	Variable Rate Security — 0.62%
1,601,589	American Family Financial Services, Inc.(1)
	07/02/12, 0.10%	1,601,589
	TOTAL SHORT-TERM INVESTMENTS
	(cost $17,396,420)	17,396,420
	TOTAL INVESTMENTS
	(cost $206,802,656) — 99.35%	256,384,697
	OTHER ASSETS, NET OF LIABILITIES — 0.65%	1,675,828
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$258,060,525

* Non-income producing security.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2012 (unaudited)

ASSETS
Investments in securities at value (cost $206,802,656)	$256,384,697
Receivables –
Investment securities sold	2,510,152
Dividend and interest	109,796
Capital stock subscription	46,275
Other	401
Total receivables	2,666,624
Other	15,796
Total assets	259,067,117

LIABILITIES
Payables –
Investment securities purchased	773,696
Due to adviser –
Management fee	158,842
Accounting and administrative fee	5,295
Total due to adviser	164,137
12b-1 and servicing fee	23,504
Other payables and accrued expense	45,255
Total liabilities	1,006,592
Total net assets	$258,060,525

NET ASSETS CONSIST OF
Paid in capital	$190,091,784
Net unrealized appreciation on investments	49,582,041
Accumulated undistributed net realized gain on investments	18,651,133
Accumulated net investment loss	(264,433)
Total net assets	$258,060,525

Class I:
Net assets	$221,430,944
Shares outstanding	9,970,234
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$22.21

Class N:
Net assets	$36,629,581
Shares outstanding	1,687,324
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$21.71

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2012 (unaudited)

INCOME
Dividend	$899,944
Interest	31,885
Total income	931,829

EXPENSES
Management fee	955,900
Transfer agent fees	45,839
12b-1 fees – Class N	44,249
Registration fees	33,563
Accounting and administrative fees	31,863
Servicing fees – Class N	17,700
Audit and tax fees	13,750
Postage and mailing	11,611
Printing	7,835
Directors’ fees	7,650
Custodian fees	6,468
Insurance	6,032
Accounting system and pricing service fees	5,531
Legal fees	4,930
Other operating expenses	3,341
Total expenses	1,196,262
Net investment loss	(264,433)

NET REALIZED GAIN ON INVESTMENTS	17,442,742

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	(2,776,039)
Net realized and unrealized gain on investments	14,666,703
Net increase in net assets resulting from operations	$14,402,270

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2012 (unaudited)
and the year ended December 31, 2011

	Six Months
	Ended
	06/30/2012	Year Ended
	(unaudited)	12/31/2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(264,433)	$(492,807)
Net realized gain on investments	17,442,742	12,628,004
Change in net unrealized appreciation/depreciation
on investments	(2,776,039)	(10,261,184)
Net increase in net assets
resulting from operations	14,402,270	1,874,013

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments – Class I	—	(10,746,664)
From net realized gain on investments – Class N	—	(1,776,909)
Total distributions	—	(12,523,573)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(826,532 and 1,914,611 shares, respectively)	18,588,871	41,864,139
Reinvestment of distributions – Class I
(0 and 475,181 shares, respectively)	—	9,993,058
Cost of shares redeemed – Class I
(560,052 and 1,017,295 shares, respectively)	(12,525,840)	(22,299,545)
Proceeds from shares issued – Class N
(449,879 and 1,059,660 shares, respectively)	9,835,157	23,148,154
Reinvestment of distributions – Class N
(0 and 85,480 shares, respectively)	—	1,760,022
Cost of shares redeemed – Class N
(265,399 and 693,165 shares, respectively)	(5,847,986)	(14,874,765)
Change in net assets derived from
capital share transactions	10,050,202	39,591,063
Total increase in net assets	24,452,472	28,941,503

NET ASSETS
Beginning of period	233,608,053	204,666,550
End of period (including accumulated
net investment loss of $(264,433) and $0, respectively)	$258,060,525	$233,608,053

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2012 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on
Form N-CSR for the year ended December 31, 2011.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-
term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-
sized trading units, issuer analysis, bond market activity and various other factors.
Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
Directors. Variable rate demand notes are valued at cost, which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.
In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

	Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the
	assumptions market participants would use in pricing the asset or liability based on the best
	information available in the circumstances.The three-tier hierarchy of inputs is summarized
	in the three broad levels listed below.

	Level 1 – quoted prices in active markets for identical investments
	Level 2 – other significant observable inputs (including quoted prices for
	similar investments, interest rates, benchmark yields, bids, offers,
	transactions, spreads and other relationships observed in the
	markets among market securities, underlying equity of the issuer,
	proprietary pricing models, credit risk, etc.)
	Level 3 – significant unobservable inputs (including the Fund’s own
	assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used as of June 30, 2012 in valuing the
	Fund’s investments carried at value:

		Investments
	Valuation Inputs	in Securities
	Level 1 –
	Common Stocks(1)	$238,988,277
	Level 2 –
	Commercial Paper	15,794,831
	Variable Rate Security	1,601,589
	Level 3 –
	None	—
	Total	$256,384,697
	(1) See Schedule of Investments for further detail by industry.

	There were no significant transfers between levels during the period ended June 30,
	2012 and the Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of
	specific identification.

(c)	Dividend income is recorded on the ex-dividend date, and interest income is
	recognized on an accrual basis. Non-cash dividends, if any, are recorded at value
	on date of distribution. Generally, discounts and premiums on long-term debt
	security purchases, if any, are amortized over the expected lives of the respective
	securities using the effective yield method.

(d)	Provision has not been made for federal income taxes or excise taxes since the
	Fund has elected to be taxed as a “regulated investment company” and intends to
	distribute substantially all net investment income and net realized capital gains on
	sales of investments to its shareholders and otherwise comply with the provisions
	of Subchapter M of the Internal Revenue Code applicable to regulated investment
	companies.

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

	Investment income, net capital gains (losses) and all expenses incurred by the Fund
	are allocated based on the relative net assets of each class, except for service fees
	and certain other fees and expenses related to one class of shares.
	Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as
	described in its prospectus. Income, expenses (other than expenses attributable to
	a specific class), and realized and unrealized gains and losses are allocated daily to
	each class of shares based upon the relative net asset value of outstanding shares.

(e)	Dividends and distributions paid to shareholders are recorded on the ex-dividend
	date. Distributions from net investment income are generally declared and paid at
	least annually. Distributions of net realized capital gain, if any, are declared and
	paid at least annually.

	The amount of distributions from net investment income and net realized capital
	gain are determined in accordance with federal income tax regulations, which may
	differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for
	financial reporting purposes. Financial reporting records are adjusted for permanent
	book-to-tax differences to reflect tax character.

	The tax character of distributions paid during the six months ended June 30, 2012
	and the year ended December 30, 2011 was as follows:

	06/30/2012		12/31/2011
	Distributions paid from:
	Ordinary income	$—	$233,388
	Long-term capital gain	—	12,290,185
	Total distributions paid	$—	$12,523,573

	As of June 30, 2012, investment cost for federal tax purposes was $207,084,995
	and the tax basis components of net assets were as follows:
	Unrealized appreciation		$59,875,083
	Unrealized depreciation		(10,575,381)
	Net unrealized appreciation		$49,299,702

	The difference between book-basis and tax-basis unrealized appreciation is
	attributable primarily to the tax deferral of losses from wash sales.
	As of June 30, 2012, the Fund had a tax deferral of wash loss sales of
	approximately $282,000.

	As of December 31, 2011 the Fund has no capital loss carryforward.

	On December 22, 2010, the Regulated Investment Company Modernization Act of
	2010 (the “RIC Act”) was enacted. The RIC Act modernized several of the federal
	income and excise tax provisions related to regulated investment companies
	(“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely,
	with the character of the original loss retained. Prior to the RIC Act, capital losses
	could be carried forward for eight years, and were carried forward as short-term
	capital losses regardless of the character of the original loss. The RIC Act also

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with assets diversification and/or qualifying income tests.

The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-
day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after
October 31 or December 31. The provisions related to the RIC Act for qualification testing were effective for the December 31, 2011 taxable year. All other provisions under the RIC Act are effective for the December 31, 2012 taxable year.
The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30. 2012. Also, the Fund recognized no interest and penalties related to uncertain tax benefits for the period ended June 30,
2012. At June 30, 2012, the fiscal years 2008 through 2011 remain open to examination in the Fund’s major tax jurisdictions.

(f)	The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)	In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)	In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2012. There have been no significant subsequent events since June 30, 2012 and through the date of issuance that would require adjustment to or additional disclosure in these financial statements.
(i)	In May 2011, the Financial Accounting Standards Board (“FASB”) issued
Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements” in U.S. Generally
Accepted Accounting Principles (“U.S. GAAP”) and International Financial
Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB ASC Topic 820,
“Fair Value Measurements and Disclosures,” to establish common requirements for measuring fair value and disclosing additional information about Level 3 fair value measurements in accordance with U.S. GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within these fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

(2)	Related Parties —
(a) Investment Adviser and Management Agreement —
The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b) Legal Counsel —
A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $2,638 for the period ended June 30, 2012 for legal services rendered by this law firm.

(3)	Investment Transactions —
For the period ended June 30, 2012, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $67,762,308 and
$55,425,948, respectively.

Historical Record
(unaudited)

		Net
		Investment	Capital	Dollar	Growth of
	Net	Income	Capital	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
Class I
May 18, 1987(1)	$10.00	$—	$—	—	$10,000
December 31, 1987	9.15	.0900	—	13.9 times	9,242
December 31, 1988	11.29	.0969	.2527	14.1	11,762
December 31, 1989	12.49	.1453	.6151	16.3	13,804
December 31, 1990	12.03	.1207	.1213	14.2	13,566
December 31, 1991	16.86	.1228	.2407	21.9	19,429
December 31, 1992	18.77	.0815	.8275	18.8	22,690
December 31, 1993	18.68	.0867	1.6782	20.4	24,738
December 31, 1994	17.09	.1031	.9065	18.3	23,985
December 31, 1995	19.22	.0761	2.9353	25.2	31,223
December 31, 1996	20.74	.0124	2.6151	30.7	38,031
December 31, 1997	25.07	.0029	2.4886	33.0	50,590
December 31, 1998	24.20	.0142	1.2490	30.3	51,436
December 31, 1999	22.61	.0538	.5439	23.4	49,333
December 31, 2000	15.16	—	5.5800	25.9	45,063
December 31, 2001	16.37	—	.0357	25.5	48,764
December 31, 2002	12.49	—	.0311	21.4	37,299
December 31, 2003	17.43	—	—	24.2	52,051
December 31, 2004	19.59	—	.2679	25.3	59,309
December 31, 2005	19.23	—	1.8896	25.2	63,925
December 31, 2006	19.62	—	.8425	23.6	68,002
December 31, 2007	20.07	.0008	1.7607	24.7	75,615
December 31, 2008	13.93	.0301	.0327	14.9	52,733
December 31, 2009	17.76	.0005	—	23.5	67,234
December 31, 2010	21.85	—	1.5377	24.8	88,494
December 31, 2011	20.90	—	1.2484	22.9	89,672
June 30, 2012	22.21	—	—	23.0	95,292

Class N
February 28, 2005(1)	$19.30	$—	$—	25.5 times	$10,000
December 31, 2005	19.19	—	1.8581	25.2	10,903
December 31, 2006	19.51	—	.8425	23.6	11,560
December 31, 2007	19.86	—	1.7607	24.7	12,802
December 31, 2008	13.78	.0062	.0327	14.9	8,909
December 31, 2009	17.54	.0005	—	23.5	11,341
December 31, 2010	21.50	—	1.5377	24.8	14,888
December 31, 2011	20.47	—	1.2484	22.9	15,034
June 30, 2012	21.71	—	—	23.0	15,945

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract
(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory
Contract can be found in the Fund’s Annual Report dated December 31, 2011.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling
800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund’s Statement of
Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)

Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:
* Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
* Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.
* Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
ABOUT CURRENT OR FORMER SHAREHOLDERS.
INFORMATION SHARED WITH OUR TRANSFER AGENT,
A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:
* With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and
our dividend disbursing agent to process fund dividend checks.
* With a party representing you, with your consent, such as your broker or lawyer.
* When required by law, such as in response to a subpoena or other legal process.

The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Directors and Officers

DAVID O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

ALBERT O. NICHOLAS, Executive Vice President

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/27/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/27/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/27/2012